Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

NOTE 11. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2016	2015
Depreciation and amortization	$44,903	$46,067
Licenses and nonamortizable intangibles	22,892	20,732
Employee benefits	(10,045)	(10,517)
Deferred fulfillment costs	3,204	2,172
Net operating loss and other carryforwards	(4,304)	(4,029)
Other – net	(216)	(1,478)
Subtotal	56,434	52,947
Deferred tax assets valuation allowance	2,283	2,141
Net deferred tax liabilities	$58,717	$55,088

Noncurrent deferred tax liabilities	$60,128	$56,181
Less: Noncurrent deferred tax assets	(1,411)	(1,093)
Net deferred tax liabilities	$58,717	$55,088

At December 31, 2016, we had combined net operating loss carryforwards (tax effected) for federal income tax purposes of $144, state of $830 and foreign of $1,981, expiring through 2032. Additionally, we had federal credit carryforwards of $0 and state credit carryforwards of $1,348, expiring primarily through 2036.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2016 and 2015 related primarily to state and foreign net operating losses and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2016 and 2015 is as follows:

Federal, State and Foreign Tax	2016	2015
Balance at beginning of year	$6,898	$4,465
Increases for tax positions related to the current year	318	1,333
Increases for tax positions related to prior years	473	660
Decreases for tax positions related to prior years	(1,168)	(396)
Lapse of statute of limitations	(25)	(16)
Settlements	50	10
Current year acquisitions	-	864
Foreign currency effects	(30)	(22)
Balance at end of year	6,516	6,898
Accrued interest and penalties	1,140	1,138
Gross unrecognized income tax benefits	7,656	8,036
Less: Deferred federal and state income tax benefits	(557)	(582)
Less: Tax attributable to timing items included above	(3,398)	(3,460)
Less: UTBs included above that relate to acquisitions that would impact goodwill
if recognized during the measurement period	-	(842)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$3,701	$3,152

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $3,084 at December 31, 2016, and $3,027 at December 31, 2015.

Accrued interest and penalties included in UTBs were $1,140 as of December 31, 2016, and $1,138 as of December 31, 2015. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $24 for 2016, $83 for 2015, and $(64) for 2014.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2010. All audit periods prior to 2003 are closed for federal examination purposes. Contested issues from our 2003 through 2010 returns are at various stages of resolution with the IRS Appeals Division; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2016	2015	2014
Federal:
Current	$2,915	$2,496	$1,610
Deferred	3,127	3,828	2,060
	6,042	6,324	3,670
State and local:
Current	282	72	(102)
Deferred	339	671	(73)
	621	743	(175)
Foreign:
Current	335	320	163
Deferred	(519)	(382)	(39)
	(184)	(62)	124
Total	$6,479	$7,005	$3,619

“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2016	2015	2014
U.S. income before income taxes	$20,911	$21,519	$10,244
Foreign income (loss) before income taxes	(1,099)	(827)	111
Total	$19,812	$20,692	$10,355

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2016	2015	2014
Taxes computed at federal statutory rate	$6,934	$7,242	$3,624
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	416	483	(113)
Connecticut wireline sale	-	-	350
Loss of foreign tax credits in connection with América Móvil sale	-	-	386
Mexico restructuring	(471)	-	-
Other – net	(400)	(720)	(628)
Total	$6,479	$7,005	$3,619
Effective Tax Rate	32.7%	33.9%	34.9%